Derivative Assets and Liabilities - Schedule of Reconciliation of the Fair Value Measurement of Derivatives (Details) - BTC option and selling contracts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Fair Value Measurement of Derivatives [Line Items]
Derivative Assets, Balance	$ 1,281
Derivative Liabilities, Balance
Derivative Assets, Remeasurement recognized in statement of profit or loss during the period	15,871	28
Derivative Liabilities, Remeasurement recognized in statement of profit or loss during the period	(121)	20
Derivative Assets, Purchases	13,610	1,253
Derivative Liabilities, Purchases	351	366
Derivative Assets, Sales	(30,762)
Derivative Liabilities, Sales	(358)	(386)
Derivative Assets, Balance		1,281
Derivative Liabilities, Balance	$ (128)